UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2014

Item 1:	Report(s) to Shareholders.

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Developing Growth Fund

For the six-month period ended January 31, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund
Semiannual Report

For the six-month period ended January 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 through January 31, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/13 - 1/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/13	1/31/14	8/1/13 – 1/31/14
Class A
Actual	$1,000.00	$1,184.70	$5.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.87	$5.40
Class B
Actual	$1,000.00	$1,181.20	$9.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.58	$8.69
Class C
Actual	$1,000.00	$1,181.00	$9.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$8.69
Class F
Actual	$1,000.00	$1,186.20	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class I
Actual	$1,000.00	$1,187.40	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62
Class P
Actual	$1,000.00	$1,185.90	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.89
Class R2
Actual	$1,000.00	$1,183.20	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.67
Class R3
Actual	$1,000.00	$1,184.30	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.11	$6.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.71% for Classes B and C, 0.81% for Class F, 0.71% for Class I, 0.96% for Class P, 1.31% for Class R2 and 1.21% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2014

Sector*	%**
Consumer Discretionary	10.50%
Consumer Staples	3.60%
Energy	5.48%
Financials	8.93%
Health Care	24.99%
Industrials	12.78%
Information Technology	30.12%
Materials	1.97%
Repurchase Agreement	1.63%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2014

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.59%

Aerospace & Defense 1.16%
Astronics Corp.*	463,374	$28,069
Curtiss-Wright Corp.	80,575	4,949
Hexcel Corp.*	238,116	9,925
Total		42,943

Airlines 1.90%
JetBlue Airways Corp.*	4,876,784	42,720
Spirit Airlines, Inc.*	591,827	27,757
Total		70,477

Biotechnology 11.25%
ACADIA Pharmaceuticals, Inc.*	1,023,784	23,854
Aegerion Pharmaceuticals, Inc.*	112,232	6,732
Alnylam Pharmaceuticals, Inc.*	436,487	36,517
Celldex Therapeutics, Inc.*	980,899	25,288
Cepheid, Inc.*	988,098	52,231
Clovis Oncology, Inc.*	309,851	20,150
Foundation Medicine, Inc.*	705,208	21,114
Genomic Health, Inc.*	529,461	15,947
Incyte Corp.*	841,891	55,161
Intercept Pharmaceuticals, Inc.*	61,946	18,638
Isis Pharmaceuticals, Inc.*	804,155	41,060
Puma Biotechnology, Inc.*	293,040	34,640
Sarepta Therapeutics, Inc.*	411,698	10,037
Synageva BioPharma Corp.*	607,455	55,023
Total		416,392

Building Products 1.81%
Trex Co., Inc.*	500,300	35,186
USG Corp.*	1,042,939	31,914
Total		67,100

Capital Markets 5.37%
Artisan Partners Asset
Management, Inc. Class A	411,011	26,066
E*TRADE Financial Corp.*	2,267,319	45,392

		Fair
		Value
Investments	Shares	(000)
Evercore Partners, Inc.
Class A	689,043	$38,476
Financial Engines, Inc.	644,286	39,250
Stifel Financial Corp.*	698,394	31,533
WisdomTree Investments, Inc.*	1,293,195	18,260
Total		198,977

Chemicals 0.56%
Flotek Industries, Inc.*	958,746	20,623

Commercial Banks 2.65%
Home BancShares, Inc.	19,930	615
Signature Bank*	250,709	30,602
SVB Financial Group*	448,436	50,328
Western Alliance Bancorp*	735,253	16,484
Total		98,029

Computers & Peripherals 1.02%
Cray, Inc.*	903,185	26,635
Nimble Storage, Inc.*	255,104	11,028
Total		37,663

Construction Materials 0.50%
Eagle Materials, Inc.	235,774	18,567

Consumer Finance 1.02%
Springleaf Holdings, Inc.*	1,570,239	37,623

Diversified Consumer Services 3.88%
Apollo Education Group, Inc.*	1,030,091	33,262
DeVry Education Group, Inc.	835,795	30,206
Grand Canyon Education, Inc.*	511,310	22,405
LifeLock, Inc.*	2,838,930	57,942
Total		143,815

Electrical Equipment 2.19%
Acuity Brands, Inc.	434,770	55,233
Franklin Electric Co., Inc.	258,985	10,318
Generac Holdings, Inc.	321,277	15,463
Total		81,014

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2014

		Fair
		Value
Investments	Shares	(000)
Electronic Equipment, Instruments &
Components 4.42%
Cognex Corp.*	1,146,772	$45,240
FARO Technologies, Inc.*	649,991	33,617
InvenSense, Inc.*	2,012,853	39,633
IPG Photonics Corp.*	677,293	45,291
Total		163,781

Energy Equipment & Services 2.17%
CARBO Ceramics, Inc.	369,400	42,525
Frank’s International NV (Netherlands)(a)	660,737	15,488
RigNet, Inc.*	481,387	22,457
Total		80,470

Food & Staples Retailing 0.70%
United Natural Foods, Inc.*	384,093	25,953

Food Products 2.95%
Annie’s, Inc.*	435,733	17,482
Hain Celestial Group, Inc. (The)*	659,163	60,570
WhiteWave Foods Co.
Class A*	1,281,888	31,035
Total		109,087

Health Care Equipment & Supplies 5.38%
Align Technology, Inc.*	902,922	53,652
DexCom, Inc.*	1,028,075	41,596
Endologix, Inc.*	1,660,268	26,564
Globus Medical, Inc. Class A*	419,554	9,818
Insulet Corp.*	816,886	35,126
ZELTIQ Aesthetics, Inc.*	1,577,112	32,315
Total		199,071

Health Care Providers & Services 3.62%
IPC The Hospitalist Co., Inc.*	380,394	20,305
MWI Veterinary Supply, Inc.*	311,792	58,074
Team Health Holdings, Inc.*	878,720	37,926
VCA Antech, Inc.*	550,111	17,571
Total		133,876

		Fair
		Value
Investments	Shares	(000)
Health Care Technology 2.74%
athenahealth, Inc.*	338,834	$49,944
Medidata Solutions, Inc.*	818,637	51,656
Total		101,600

Hotels, Restaurants & Leisure 2.44%
Buffalo Wild Wings, Inc.*	133,979	19,006
Chuy’s Holdings, Inc.*	674,175	24,351
Fiesta Restaurant
Group, Inc.*	402,163	17,281
Papa John’s
International, Inc.	616,642	29,679
Total		90,317

Household Durables 1.09%
iRobot Corp.*	1,137,268	40,191

Information Technology Services 3.04%
Acxiom Corp.*	581,087	20,896
EPAM Systems, Inc.*	1,059,185	43,321
EVERTEC, Inc.	1,107,433	26,722
Heartland Payment Systems, Inc.	170,033	7,330
Luxoft Holding, Inc.*	382,965	14,319
Total		112,588

Internet & Catalog Retail 1.24%
HomeAway, Inc.*	913,003	37,306
RetailMeNot, Inc.*	245,362	8,688
Total		45,994

Internet Software & Services 10.72%
Benefitfocus, Inc.*	160,019	10,425
Chegg, Inc.*	755,634	5,040
Constant Contact, Inc.*	292,698	7,906
Cornerstone OnDemand, Inc.*	529,713	30,220
CoStar Group, Inc.*	124,734	21,459
DealerTrack Technologies, Inc.*	410,999	19,173
Envestnet, Inc.*	326,306	13,950
Gogo, Inc.*	396,875	8,092
OpenTable, Inc.*	337,569	25,412

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2014

		Fair
		Value
Investments	Shares	(000)
Internet Software & Services (continued)
Pandora Media, Inc.*	1,071,248	$38,640
Rocket Fuel, Inc.*	536,248	31,371
Shutterstock, Inc.*	402,970	32,483
Trulia, Inc.*	585,080	20,203
WebMD Health Corp.*	722,668	34,616
Xoom Corp.*	866,733	23,740
Yelp, Inc.*	615,473	46,745
Zillow, Inc. Class A*	334,657	27,475
Total		396,950

Life Sciences Tools & Services 1.26%
Fluidigm Corp.*	1,030,700	46,505

Machinery 2.16%
ITT Corp.	642,807	26,323
Middleby Corp. (The)*	123,186	30,375
RBC Bearings, Inc.*	356,250	23,099
Total		79,797

Media 0.28%
Rentrak Corp.*	179,746	10,260

Metals & Mining 0.93%
U.S. Silica Holdings, Inc.	1,164,764	34,500

Oil, Gas & Consumable Fuels 3.38%
Bill Barrett Corp.*	704,484	19,732
GasLog Ltd. (Monaco)(a)	2,648,265	55,508
Rice Energy, Inc.*	2,113,613	49,712
Total		124,952

Pharmaceuticals 1.06%
Jazz Pharmaceuticals plc (Ireland)*(a)	259,005	39,281

Professional Services 1.93%
Corporate Executive Board Co. (The)	328,287	23,998
On Assignment, Inc.*	732,500	21,741
WageWorks, Inc.*	411,600	25,597
Total		71,336

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor
Equipment 4.88%
Power Integrations, Inc.	615,891	$36,479
SunEdison, Inc.*	2,996,674	41,684
SunPower Corp.*	1,354,087	43,818
Synaptics, Inc.*	1,007,662	58,807
Total		180,788

Software 6.40%
Aspen Technology, Inc.*	517,935	23,602
Concur Technologies, Inc.*	414,818	50,334
Imperva, Inc.*	372,370	20,480
NetSuite, Inc.*	118,489	12,463
PROS Holdings, Inc.*	145,874	5,545
RealPage, Inc.*	1,260,782	28,342
Silver Spring Networks, Inc.*	857,160	14,615
Splunk, Inc.*	373,651	28,782
Tableau Software, Inc. Class A*	190,923	15,431
Ultimate Software Group, Inc. (The)*	229,767	37,505
Total		237,099

Specialty Retail 1.47%
Container Store Group, Inc. (The)*	502,152	18,454
Hibbett Sports, Inc.*	447,076	26,829
Restoration Hardware Holdings, Inc.*	163,881	9,299
Total		54,582

Textiles, Apparel & Luxury Goods 0.23%
Tumi Holdings, Inc.*	419,182	8,396

Trading Companies & Distributors 1.79%
Air Lease Corp.	1,472,209	46,345
DXP Enterprises, Inc.*	206,801	19,861
Total		66,206
Total Common Stocks (cost $2,848,902,712)		3,686,803

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2014

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.65%

Repurchase Agreement
Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $62,285,000 of U.S. Treasury Note at 0.25% due 2/15/2015; value: $62,419,785; proceeds: $61,192,171 (cost $61,192,171)	$61,192	$61,192
Total Investments in Securities 101.24% (cost $2,910,094,883)		3,747,995
Liabilities in Excess of Cash and Other Assets (1.24)%		(45,912)
Net Assets 100.00%		$3,702,083

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$3,686,803	$—	$—	$3,686,803
Repurchase Agreement	—	61,192	—	61,192
Total	$3,686,803	$61,192	$—	$3,747,995

(1)	Refer to note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

January 31, 2014

ASSETS:
Investments in securities, at fair value (cost $2,910,094,883)	$3,747,994,811
Cash	2,729,249
Receivables:
Investment securities sold	97,221,331
Capital shares sold	4,254,131
Dividends	145,668
Prepaid expenses and other assets	79,454
Total assets	3,852,424,644
LIABILITIES:
Payables:
Investment securities purchased	139,919,560
Capital shares reacquired	5,520,163
12b-1 distribution fees	1,640,330
Management fee	1,599,538
Directors’ fees	503,745
Fund administration	126,264
To affiliates (See Note 3)	26,986
Accrued expenses	1,004,717
Total liabilities	150,341,303
NET ASSETS	$3,702,083,341
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,644,508,861
Accumulated net investment loss	(13,786,239)
Accumulated net realized gain on investments	233,460,791
Net unrealized appreciation on investments	837,899,928
Net Assets	$3,702,083,341

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited) (concluded)

January 31, 2014

Net assets by class:
Class A Shares	$1,357,289,976
Class B Shares	$13,297,247
Class C Shares	$127,885,365
Class F Shares	$176,370,210
Class I Shares	$1,556,876,373
Class P Shares	$109,401,904
Class R2 Shares	$18,317,868
Class R3 Shares	$342,644,398
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	51,951,481
Class B Shares (40 million shares of common stock authorized, $.001 par value)	620,091
Class C Shares (25 million shares of common stock authorized, $.001 par value)	5,916,038
Class F Shares (30 million shares of common stock authorized, $.001 par value)	6,611,114
Class I Shares (100 million shares of common stock authorized, $.001 par value)	54,188,931
Class P Shares (30 million shares of common stock authorized, $.001 par value)	4,288,356
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	716,682
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	13,289,517
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$26.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$27.72
Class B Shares-Net asset value	$21.44
Class C Shares-Net asset value	$21.62
Class F Shares-Net asset value	$26.68
Class I Shares-Net asset value	$28.73
Class P Shares-Net asset value	$25.51
Class R2 Shares-Net asset value	$25.56
Class R3 Shares-Net asset value	$25.78

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2014

Investment income:
Dividends (net of foreign withholding taxes of $3,324)	$3,077,541
Interest and other	67
Total investment income	3,077,608
Expenses:
Management fee	8,834,271
12b-1 distribution plan-Class A	2,280,737
12b-1 distribution plan-Class B	68,884
12b-1 distribution plan-Class C	623,819
12b-1 distribution plan-Class F	85,819
12b-1 distribution plan-Class P	139,152
12b-1 distribution plan-Class R2	51,545
12b-1 distribution plan-Class R3	806,412
Shareholder servicing	2,290,071
Fund administration	696,659
Subsidy (See Note 3)	217,276
Reports to shareholders	91,598
Directors’ fees	74,033
Registration	60,161
Custody	33,945
Professional	31,855
Other	30,354
Gross expenses	16,416,591
Expense reductions (See Note 8)	(1,504)
Net expenses	16,415,087
Net investment loss	(13,337,479)
Net realized and unrealized gain:
Net realized gain on investments	554,655,698
Net change in unrealized appreciation/depreciation on investments	35,505,817
Net realized and unrealized gain	590,161,515
Net Increase in Net Assets Resulting From Operations	$576,824,036

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months Ended January 31, 2014	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	July 31, 2013
Operations:
Net investment loss	$(13,337,479)	$(16,692,810)
Net realized gain on investments	554,655,698	428,901,409
Net change in unrealized appreciation/depreciation on investments	35,505,817	430,575,088
Net increase in net assets resulting from operations	576,824,036	842,783,687
Distributions to shareholders from:
Net realized gain
Class A	(236,161,402)	(77,058,196)
Class B	(2,877,024)	(1,190,233)
Class C	(26,097,350)	(9,266,403)
Class F	(30,372,276)	(10,252,440)
Class I	(236,822,522)	(62,625,344)
Class P	(19,221,012)	(6,568,286)
Class R2	(3,213,714)	(983,333)
Class R3	(59,143,866)	(17,642,330)
Total distributions to shareholders	(613,909,166)	(185,586,565)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	487,177,956	571,781,378
Reinvestment of distributions	571,336,804	173,052,963
Cost of shares reacquired	(433,382,762)	(687,427,980)
Net increase in net assets resulting from capital share transactions	625,131,998	57,406,361
Net increase in net assets	588,046,868	714,603,483
NET ASSETS:
Beginning of period	$3,114,036,473	$2,399,432,990
End of period	$3,702,083,341	$3,114,036,473
Accumulated net investment loss	$(13,786,239)	$(448,760)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months
	Ended
	1/31/2014		Year Ended 7/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$26.80		$21.24	$23.11	$16.51	$13.49	$16.64
Investment operations:
Net investment loss(a)	(.12)		(.17)	(.20)	(.21)	(.16)	(.13)
Net realized and unrealized gain (loss)	4.81		7.44	(.41)	6.81	3.18	(3.02)
Total from investment operations	4.69		7.27	(.61)	6.60	3.02	(3.15)
Distributions to shareholders from:
Net realized gain	(5.36)		(1.71)	(1.26)	—	—	—
Net asset value, end of period	$26.13		$26.80	$21.24	$23.11	$16.51	$13.49
Total Return(b)	18.47	%(c)	37.40%	(2.03)%	39.98%	22.48%	(18.99)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.53	%(c)	1.11%	1.12%	1.09%	1.14%	1.28%
Expenses, excluding expense reductions	.53	%(c)	1.11%	1.12%	1.09%	1.14%	1.28%
Net investment loss	(.44	)%(c)	(.75)%	(.96)%	(.99)%	(1.01)%	(1.11)%

Supplemental Data:
Net assets, end of period (000)	$1,357,290		$1,188,182	$983,120	$979,130	$570,044	$446,012
Portfolio turnover rate	111.61	%(c)	201.80%	195.11%	136.95%	156.05%	198.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	1/31/2014		Year Ended 7/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.92		$18.52	$20.46	$14.72	$12.10	$15.02
Investment operations:
Net investment loss(a)	(.18)		(.26)	(.29)	(.30)	(.23)	(.19)
Net realized and unrealized gain (loss)	4.06		6.37	(.39)	6.04	2.85	(2.73)
Total from investment operations	3.88		6.11	(.68)	5.74	2.62	(2.92)
Distributions to shareholders from:
Net realized gain	(5.36)		(1.71)	(1.26)	—	—	—
Net asset value, end of period	$21.44		$22.92	$18.52	$20.46	$14.72	$12.10
Total Return(b)	18.12	%(c)	36.44%	(2.61)%	39.09%	21.67%	(19.51)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(c)	1.76%	1.76%	1.74%	1.79%	1.93%
Expenses, excluding expense reductions	.86	%(c)	1.76%	1.76%	1.74%	1.79%	1.93%
Net investment loss	(.77	)%(c)	(1.39)%	(1.59)%	(1.64)%	(1.66)%	(1.76)%

Supplemental Data:
Net assets, end of period (000)	$13,297		$13,286	$14,273	$21,161	$21,160	$22,308
Portfolio turnover rate	111.61	%(c)	201.80%	195.11%	136.95%	156.05%	198.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	1/31/2014		Year Ended 7/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$23.06		$18.63	$20.58	$14.80	$12.17	$15.11
Investment operations:
Net investment loss(a)	(.18)		(.27)	(.29)	(.31)	(.23)	(.19)
Net realized and unrealized gain (loss)	4.10		6.41	(.40)	6.09	2.86	(2.75)
Total from investment operations	3.92		6.14	(.69)	5.78	2.63	(2.94)
Distributions to shareholders from:
Net realized gain	(5.36)		(1.71)	(1.26)	—	—	—
Net asset value, end of period	$21.62		$23.06	$18.63	$20.58	$14.80	$12.17
Total Return(b)	18.10	%(c)	36.44%	(2.60)%	38.99%	21.71%	(19.52)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(c)	1.76%	1.77%	1.74%	1.79%	1.93%
Expenses, excluding expense reductions	.86	%(c)	1.76%	1.77%	1.74%	1.79%	1.93%
Net investment loss	(.77	)%(c)	(1.39)%	(1.60)%	(1.64)%	(1.66)%	(1.76)%

Supplemental Data:
Net assets, end of period (000)	$127,885		$115,966	$107,011	$134,684	$79,512	$56,558
Portfolio turnover rate	111.61	%(c)	201.80%	195.11%	136.95%	156.05%	198.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	1/31/2014		Year Ended 7/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$27.23		$21.50	$23.33	$16.62	$13.55	$16.67
Investment operations:
Net investment loss(a)	(.09)		(.11)	(.15)	(.16)	(.12)	(.11)
Net realized and unrealized gain (loss)	4.90		7.55	(.42)	6.87	3.19	(3.01)
Total from investment operations	4.81		7.44	(.57)	6.71	3.07	(3.12)
Distributions to shareholders from:
Net realized gain	(5.36)		(1.71)	(1.26)	—	—	—
Net asset value, end of period	$26.68		$27.23	$21.50	$23.33	$16.62	$13.55
Total Return(b)	18.62	%(c)	37.69%	(1.74)%	40.31%	22.75%	(18.78)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.41	%(c)	.86%	.87%	.84%	.88%	1.06%
Expenses, excluding expense reductions	.41	%(c)	.86%	.87%	.84%	.88%	1.06%
Net investment loss	(.32	)%(c)	(.50)%	(.71)%	(.74)%	(.75)%	(.91)%

Supplemental Data:
Net assets, end of period (000)	$176,370		$160,061	$141,616	$190,426	$93,269	$23,070
Portfolio turnover rate	111.61	%(c)	201.80%	195.11%	136.95%	156.05%	198.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	1/31/2014		Year Ended 7/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$28.95		$22.73	$24.55	$17.48	$14.23	$17.49
Investment operations:
Net investment loss(a)	(.08)		(.10)	(.14)	(.15)	(.11)	(.10)
Net realized and unrealized gain (loss)	5.22		8.03	(.42)	7.22	3.36	(3.16)
Total from investment operations	5.14		7.93	(.56)	7.07	3.25	(3.26)
Distributions to shareholders from:
Net realized gain	(5.36)		(1.71)	(1.26)	—	—	—
Net asset value, end of period	$28.73		$28.95	$22.73	$24.55	$17.48	$14.23
Total Return(b)	18.74	%(c)	37.83%	(1.69)%	40.45%	22.93%	(18.70)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.36	%(c)	.76%	.77%	.75%	.79%	.93%
Expenses, excluding expense reductions	.36	%(c)	.76%	.77%	.75%	.79%	.93%
Net investment loss	(.27	)%(c)	(.41)%	(.61)%	(.65)%	(.66)%	(.77)%

Supplemental Data:
Net assets, end of period (000)	$1,556,876		$1,225,883	$830,601	$601,226	$279,772	$180,896
Portfolio turnover rate	111.61	%(c)	201.80%	195.11%	136.95%	156.05%	198.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	1/31/2014		Year Ended 7/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$26.27		$20.85	$22.71	$16.25	$13.29	$16.41
Investment operations:
Net investment loss(a)	(.11)		(.16)	(.19)	(.22)	(.17)	(.14)
Net realized and unrealized gain (loss)	4.71		7.29	(.41)	6.68	3.13	(2.98)
Total from investment operations	4.60		7.13	(.60)	6.46	2.96	(3.12)
Distributions to shareholders from:
Net realized gain	(5.36)		(1.71)	(1.26)	—	—	—
Net asset value, end of period	$25.51		$26.27	$20.85	$22.71	$16.25	$13.29
Total Return(b)	18.59	%(c)	37.37%	(2.02)%	39.75%	22.36%	(19.07)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.48	%(c)	1.09%	1.12%	1.19%	1.24%	1.38%
Expenses, excluding expense reductions	.48	%(c)	1.09%	1.12%	1.19%	1.24%	1.38%
Net investment loss	(.39	)%(c)	(.74)%	(.95)%	(1.09)%	(1.11)%	(1.22)%

Supplemental Data:
Net assets, end of period (000)	$109,402		$110,917	$85,649	$121,589	$115,303	$98,786
Portfolio turnover rate	111.61	%(c)	201.80%	195.11%	136.95%	156.05%	198.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	1/31/2014		Year Ended 7/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$26.35		$20.96	$22.89	$16.39	$13.43	$16.61
Investment operations:
Net investment loss(a)	(.15)		(.22)	(.25)	(.27)	(.20)	(.16)
Net realized and unrealized gain (loss)	4.72		7.32	(.42)	6.77	3.16	(3.02)
Total from investment operations	4.57		7.10	(.67)	6.50	2.96	(3.18)
Distributions to shareholders from:
Net realized gain	(5.36)		(1.71)	(1.26)	—	—	—
Net asset value, end of period	$25.56		$26.35	$20.96	$22.89	$16.39	$13.43
Total Return(b)	18.32	%(c)	37.00%	(2.23)%	39.60%	22.13%	(19.21)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.66	%(c)	1.36%	1.37%	1.35%	1.39%	1.54%
Expenses, excluding expense reductions	.66	%(c)	1.36%	1.37%	1.35%	1.39%	1.54%
Net investment loss	(.57	)%(c)	(1.00)%	(1.21)%	(1.24)%	(1.26)%	(1.37)%

Supplemental Data:
Net assets, end of period (000)	$18,318		$14,740	$12,522	$11,187	$3,453	$1,291
Portfolio turnover rate	111.61	%(c)	201.80%	195.11%	136.95%	156.05%	198.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	1/31/2014		Year Ended 7/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$26.53		$21.07	$22.97	$16.44	$13.45	$16.62
Investment operations:
Net investment loss(a)	(.14)		(.20)	(.23)	(.25)	(.18)	(.15)
Net realized and unrealized gain (loss)	4.75		7.37	(.41)	6.78	3.17	(3.02)
Total from investment operations	4.61		7.17	(.64)	6.53	2.99	(3.17)
Distributions to shareholders from:
Net realized gain	(5.36)		(1.71)	(1.26)	—	—	—
Net asset value, end of period	$25.78		$26.53	$21.07	$22.97	$16.44	$13.45
Total Return(b)	18.43	%(c)	37.09%	(2.13)%	39.72%	22.32%	(19.13)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(c)	1.26%	1.27%	1.25%	1.28%	1.45%
Expenses, excluding expense reductions	.61	%(c)	1.26%	1.27%	1.25%	1.28%	1.45%
Net investment loss	(.52	)%(c)	(.90)%	(1.12)%	(1.15)%	(1.16)%	(1.28)%

Supplemental Data:
Net assets, end of period (000)	$342,644		$285,000	$224,641	$159,496	$59,661	$15,251
Portfolio turnover rate	111.61	%(c)	201.80%	195.11%	136.95%	156.06%	198.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund is closed to most new investors but is open to certain new investors on a limited basis as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2010 through July 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2014, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2014, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 6.28% and .34%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2014:

Distributor Commissions	Dealers’ Concessions
$16,581	$94,045

Distributor received CDSCs of $1,996 and $1,470 for Class A and Class C shares, respectively, for the six months ended January 31, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Notes to Financial Statements (unaudited)(continued)

reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2014 and fiscal year ended July 31, 2013 was as follows:

	Six Months Ended 1/31/2014	Year Ended 7/31/2013
Distributions paid from:
Ordinary income	$236,981,734	$—
Net long-term capital gains	376,927,432	185,586,565
Total distributions paid	$613,909,166	$185,586,565

As of January 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,920,166,248
Gross unrealized gain	857,385,075
Gross unrealized loss	(29,556,512)
Net unrealized security gain	$827,828,563

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2014 were as follows:

Purchases	Sales
$3,783,002,044	$3,764,067,051

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does

Notes to Financial Statements (unaudited)(continued)

not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$61,192,171	$—	$61,192,171
Total	$61,192,171	$—	$61,192,171

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$61,192,171	$(61,192,171)	$—	$—
Total	$61,192,171	$(61,192,171)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of January 31, 2014.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended January 31, 2014, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility, which is currently in effect through June 30, 2014, under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee

Notes to Financial Statements (unaudited)(continued)

to maintain the Facility during the period was .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

As of January 31, 2014, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,529,999	$150,699,464	8,861,391	$198,422,726
Converted from Class B*	20,334	555,258	89,895	1,991,207
Reinvestment of distributions	8,682,256	216,535,469	3,690,136	70,924,405
Shares reacquired	(6,617,032)	(179,096,850)	(14,593,941)	(320,519,955)
Increase (decrease)	7,615,557	$188,693,341	(1,952,519)	$(49,181,617)

Class B Shares
Shares sold	10,994	$243,370	16,882	$310,950
Reinvestment of distributions	134,473	2,756,701	69,356	1,145,066
Shares reacquired	(80,889)	(1,829,248)	(172,583)	(3,290,225)
Converted to Class A*	(24,293)	(555,258)	(104,370)	(1,991,207)
Increase (decrease)	40,285	$615,565	(190,715)	$(3,825,416)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	347,138	$7,471,757	288,546	$5,384,798
Reinvestment of distributions	987,632	20,404,475	441,179	7,332,394
Shares reacquired	(447,229)	(10,297,902)	(1,444,930)	(26,923,917)
Increase (decrease)	887,541	$17,578,330	(715,205)	$(14,206,725)

Class F Shares
Shares sold	631,468	$17,353,824	1,097,564	$24,839,996
Reinvestment of distributions	1,034,882	26,348,098	461,921	9,007,465
Shares reacquired	(932,801)	(25,857,560)	(2,267,618)	(50,053,635)
Increase (decrease)	733,549	$17,844,362	(708,133)	$(16,206,174)

Class I Shares
Shares sold	8,436,596	$252,071,525	10,876,378	$269,848,806
Reinvestment of distributions	8,205,040	224,900,148	2,890,545	59,863,193
Shares reacquired	(4,798,728)	(143,372,212)	(7,964,662)	(190,360,251)
Increase	11,842,908	$333,599,461	5,802,261	$139,351,748

Class P Shares
Shares sold	182,255	$4,885,786	879,442	$19,214,082
Reinvestment of distributions	785,802	19,134,279	346,749	6,532,744
Shares reacquired	(902,209)	(25,198,749)	(1,111,661)	(24,149,321)
Increase (decrease)	65,848	$(1,178,684)	114,530	$1,597,505

Class R2 Shares
Shares sold	204,771	$5,483,876	251,158	$5,614,455
Reinvestment of distributions	86,596	2,113,801	31,978	605,355
Shares reacquired	(134,020)	(3,572,110)	(321,112)	(7,074,467)
Increase (decrease)	157,347	$4,025,567	(37,976)	$(854,657)

Class R3 Shares
Shares sold	1,780,732	$48,968,354	2,135,683	$48,145,565
Reinvestment of distributions	2,402,268	59,143,833	926,107	17,642,341
Shares reacquired	(1,636,625)	(44,158,131)	(2,979,528)	(65,056,209)
Increase	2,546,375	$63,954,056	82,262	$731,697

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2013. The Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy,

Approval of Advisory Contract (continued)

and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3-0114 (03/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lORD aBBETT DEVELOPING GROWTH FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2014

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2014

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2014